UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

New York Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.2%
New York - 85.5%
Cattaraugus Cnty Hgr Ed (Jamestown) (Prerefunded) Series 00A
6.50%, 7/01/30	$1,000	$1,092,500
Cortland Cnty Hosp Rev (Cortland Mem Hosp) RADIAN Series 02
5.25%, 7/01/32	2,700	2,803,977
Dutchess Cnty IDA (Civil Fac Rev)
5.00%, 8/01/19	450	464,656
Dutchess County IDA (Civil Fac Rev)
5.00%, 8/01/21	1,000	1,027,720
Erie Cnty (Pub Impt) MBIA Series 05A
5.00%, 12/01/20	5,990	6,293,393
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA
5.75%, 5/01/24	2,400	2,634,072
FSA Series 04
5.75%, 5/01/25	1,400	1,534,806
Glen Cove IDR (The Regency at Glen Cove) ETM Series 92B
Zero Coupon, 10/15/19	11,745	6,964,315
Hempstead Hgr Ed (Adelphi Univ Civic Fac) Series 02
5.50%, 6/01/32	1,000	1,049,970
Herkimer Cnty IDR Hgr Ed (Herkimer CC Stud Hsg) Series 00
6.50%, 11/01/30	2,000	2,155,840
Long Island Pwr Auth Elec Rev FGIC Series 06A
5.00%, 12/01/19 - 12/01/24	8,300	8,742,707

Long Island Pwr Auth Elec Rev (Prerefunded) FSA Series 01A
5.25%, 9/01/28	10,000	10,569,800
Monroe Cnty MFHR (Southview Towers Proj) AMT SONYMA Series 00
6.25%, 2/01/31	1,130	1,195,054
Montgomery Cnty IDA Lease Rev (HFM Boces) XLCA Series 05A
5.00%, 7/01/24	1,500	1,554,885
MTA NY Dedicated Tax Fund
5.25%, 11/15/30	10,000	10,434,500
MBIA
5.00%, 11/15/18 - 11/15/21	11,890	12,643,714
Series 02
5.25%, 11/15/31	5,000	5,202,850
Series 02A
5.125%, 11/15/31	5,500	5,664,890
New York City Ed Fac (Lycee Francais) ACA Series 02C
6.80%, 6/01/28	2,500	2,654,925
New York City Ed Fac (Magen David Yeshivah Proj) ACA Series 02
5.70%, 6/15/27	2,500	2,609,350
New York City Ed Fac (Spence School)
5.20%, 7/01/34	3,155	3,277,982
New York City GO
5.00%, 1/01/21	5,000	5,244,650
FSA Series 04E
5.00%, 11/01/21	4,000	4,185,120
Series 03
5.75%, 3/01/15	2,350	2,556,142
Series 04G
5.00%, 12/01/23	3,225	3,344,906
Series 04I
5.00%, 8/01/21	11,400	11,835,708
Series 05J
5.00%, 3/01/24	5,000	5,184,850
XLCA Series 04I
5.00%, 8/01/18	10,000	10,523,800
New York City GO (Prerefunded)
5.75%, 3/01/17	1,480	1,619,120
Series 01B
5.50%, 12/01/31	11,995	12,835,610

New York City GO (Unrefunded)
5.75%, 3/01/17	420	455,750
Series 01B
5.50%, 12/01/31	5	5,236
New York City HDC (NYC Hsg Auth) FGIC Series 05P6-A
5.00%, 7/01/19	10,000	10,561,000
New York City HDC MFHR (Rental Hsg) AMT Series 01C-2
5.40%, 11/01/33	3,030	3,092,054
Series 02A
5.50%, 11/01/34	1,250	1,277,063
New York City Hlth & Hosp Rev (Hlth Care Sys Rev) AMBAC Series 03A
5.25%, 2/15/22	5,700	5,992,695
New York City Hosp Rev (Health Sys) FSA Series 02A
5.125%, 2/15/23	1,500	1,556,085
New York City IDA (Brooklyn Navy Yard) AMT Series 97
5.75%, 10/01/36	3,000	3,045,540
New York City IDA (Staten Island Hosp) Series 01B
6.375%, 7/01/31	1,945	2,002,942
New York City IDA Spl Fac (Airis JFK Proj) Series 01A
5.50%, 7/01/28	9,000	9,228,240
New York City IDA Spl Fac Rev (Terminal One Group Assc Proj) Series 05
5.50%, 1/01/24 (a)	800	846,288
New York City Municipal Wtr Series 03A
5.00%, 6/15/27	1,000	1,029,630
New York City Spec Fac (Museum of Modern Art) AMBAC Series 01D
5.125%, 7/01/31	14,000	14,531,020
New York City TFA
5.00%, 7/15/21	7,000	7,416,150
Series 02A
5.50%, 11/01/26 (a)	5,000	5,309,850
Series 05A-2
5.00%, 11/01/17	5,000	5,311,800

New York City TFA (Prerefunded) Series 00B
6.00%, 11/15/29	6,000	6,415,620
New York City TFA Future Tax Secured MBIA Series 03D
5.25%, 2/01/18	10,000	10,606,000
New York Convention Ctr Dev Corp Rev (Hotel Unit Fee Secured) AMBAC Series 05
5.00%, 11/15/30	10,000	10,412,100
New York Liberty Dev Corp Rev (National Sports Museum Proj)
6.125%, 2/15/19	900	929,259
New York State Dorm Auth (FHA Insd Maimonides) MBIA Series 04
5.75%, 8/01/29	3,515	3,880,314
New York State Dorm Auth (Non State Supported Debt Ozanam)
5.00%, 11/01/21	1,000	1,032,820
New York State Dorm Auth (Prerefunded) Series 02
5.00%, 7/01/32	4,000	4,213,080
New York State Dorm Auth Hlth Fac (Eger Rehab Ctr) FHA FHA INS Series 00
6.10%, 8/01/37	3,330	3,555,075
New York State Dorm Auth Hlth Fac (Nursing Home) FHA Series 02-34
5.20%, 2/01/32	3,965	4,294,174
New York State Dorm Auth Hosp Rev (Mem Sloan-Kettering Ctr) MBIA Series 03A
5.00%, 7/01/22	5,000	5,180,800
New York State Dorm Auth Hosp Rev (Mount Sinai) NYU Health System Series 00
6.50%, 7/01/25	4,000	4,267,880
New York State Dorm Auth Lease Rev (Master Boces Program Wayne Finger) FSA Series 04
5.00%, 8/15/23	3,175	3,306,667
New York State Dorm Auth MFHR (Joachim & Anne Residence) Series 02
5.25%, 7/01/27	1,000	1,022,510
New York State Dorm Auth Rev
5.00%, 5/01/22	1,405	1,441,980

New York State Dorm Auth Rev (Cabrini of Westchester) GNMA
5.10%, 2/15/26	1,900	1,986,013
New York State Dorm Auth Rev (Leake & Watts Svcs Inc) MBIA Series 04
5.00%, 7/01/22 - 7/01/23	3,275	3,406,721
New York State Dorm Auth Rev (Montefiore Hosp) FGIC FHA Series 04
5.00%, 8/01/23	5,000	5,205,950
New York State Dorm Auth Rev (New York University) FGIC Series 04A
5.00%, 7/01/24	2,240	2,335,536
New York State Dorm Auth Rev (NYU Hosp Ctr) Series 07A
5.00%, 7/01/22	1,200	1,188,756
New York State Dorm Auth Rev (Rochester University) Series 04A
5.25%, 7/01/23 - 7/01/24	1,250	1,320,690
New York State Dorm Auth Rev (Rochester University) (Prerefunded) Series 04A
5.25%, 7/01/21	575	622,334
New York State Dorm Auth Rev (Westchester Cnty Court Facs Lease) Series 06A
5.00%, 8/01/17	9,510	10,111,603
New York State Energy Res & Dev Auth Elec Rev (Long Island Ltg Co) AMT Series 95A
5.30%, 8/01/25	7,500	7,653,750
New York State Mtg Agy SFMR (Mtg Rev) AMT Series 01-31A
5.30%, 10/01/31	8,500	8,603,615
Series 82
5.65%, 4/01/30	3,165	3,239,567
New York State SFMR (Mtg Rev) AMT Series 01-29
5.45%, 4/01/31	9,000	9,169,830
New York State Thruway Auth AMBAC Series 05B
5.00%, 4/01/21	7,500	7,894,650
FGIC Series 05B
5.00%, 4/01/17	12,750	13,593,030
New York State Thruway Auth Personal Income Tax Rev (Transport) AMBAC Series 04A
5.00%, 3/15/24	5,000	5,218,650

New York State UDC (Empire State) (Prerefunded) Series 02A
5.25%, 3/15/32	3,945	4,188,407
Niagara Frontier Transp Airport Rev (Buffalo Niagara) AMT MBIA
5.625%, 4/01/29	2,500	2,578,950
Onondaga Cnty IDA Airport Fac (Cargo ACQ) AMT Series 02
6.125%, 1/01/32	1,000	1,048,370
Onondaga Cnty IDA Swr Rev (Anheuser Busch) AMT Series 99
6.25%, 12/01/34	2,000	2,094,400
Onondaga Cnty PCR (Bristol-Meyers Squibb) AMT
5.75%, 3/01/24	4,000	4,469,920
Port Auth NY & NJ (JFK Int’l Airport Proj) AMT MBIA Series 97-6
5.75%, 12/01/22	6,820	6,994,183
Sachem Central Sch Dist of Holbrook
5.00%, 10/15/21 - 10/15/22	5,415	5,716,109
Seneca Cnty IDA (New York Chiropractic College)
5.00%, 10/01/27	925	941,918
Spencerport Unified Sch Dist (Prerefunded) MBIA Series 02
5.00%, 6/15/21	2,500	2,613,225
Tobacco Settlement Fin Auth Series 03A-1
5.50%, 6/01/14	5,000	5,136,850
Yonkers IDA Hlth Fac (Malotz Pavillion Proj) MBIA Series 99
5.65%, 2/01/39	700	722,883

		398,177,344

Arizona - 0.2%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 01
6.75%, 10/01/31	1,000	1,071,510

California - 0.2%
California State GO Series 03
5.25%, 11/01/25	650	683,098

Series 04
5.20%, 4/01/26	350	366,405

		1,049,503

Florida - 2.4%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	5,500	5,769,500
Fiddlers Creek CDD (Prerefunded) Series 99B
5.80%, 5/01/21	780	789,766
Hammock Bay CDD (Special Assessment) Series 04A
6.15%, 5/01/24	800	842,440
Manatee Cnty CDD (Heritage Harbor South) Series 02B
5.40%, 11/01/08	5	5,004
Marshall Creek CDD Series 02A
6.625%, 5/01/32	950	1,024,442
Midtown Miami CDD Series 04A
6.00%, 5/01/24	2,500	2,660,525

		11,091,677

Georgia - 0.1%
Atlanta Tax Allocation (Eastside Proj) Series 05B
5.60%, 1/01/30	500	512,810

Guam - 0.1%
Guam Govt (Water & Waste Sys Rev) Series 05
6.00%, 7/01/25	500	538,915

Illinois - 1.0%
Antioch Village Spcl Svc Area (Clublands Proj) Series 03
6.625%, 3/01/33	993	1,037,655
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	1,350	1,396,723
Yorkville Comnty Fac Dist (Raintree Village) Series 03
6.875%, 3/01/33	1,933	2,049,135

		4,483,513

Nevada - 0.5%
Clark Cnty Impt Dist No. 142 Series 03
6.10%, 8/01/18	1,485	1,535,980
Henderson Local Impt Dist Series 03
5.80%, 3/01/23	860	886,299

		2,422,279

Ohio - 0.3%
Port Auth of Columbiana Cnty Swr (Apex Environmental LLC) AMT Series 04A
7.125%, 8/01/25	1,200	1,263,396

Puerto Rico - 6.2%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	1,600	1,695,664
Series 01A
5.50%, 7/01/19	915	1,003,041
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	524,610
Puerto Rico Elec Pwr Auth XLCA Series 02-1
5.25%, 7/01/22 (b)	10,000	10,736,100
Puerto Rico Elec Pwr Auth Rev
5.00%, 7/01/22	2,085	2,177,720
Puerto Rico HFA (Cap Fd Prog)
5.00%, 12/01/20	5,215	5,400,446
Puerto Rico HFC SFMR (Mtg Rev) GNMA/ FNMA/ FHLMC Series 01A
5.20%, 12/01/33	1,690	1,711,260
Puerto Rico Municipal Fin Agy Series 05A
5.25%, 8/01/23	935	987,435
Univ of Puerto Rico Series 06Q
5.00%, 6/01/20	4,225	4,386,606
Univ of Puerto Rico Rev
5.00%, 6/01/22	255	264,376

		28,887,258

Virginia - 0.7%
Bell Creek CDD Series 03A
6.75%, 3/01/22	284	283,639

Broad Street CDA (Parking Fac) Series 03
7.50%, 6/01/33	2,680	2,992,917

		3,276,556

Total Long-Term Municipal Bonds (cost $438,085,486)		452,774,761

Short-Term Municipal Notes - 0.6%
New York - 0.6%
New York City Muni Wtr Fin Auth Series 05 AA-1
3.65%, 6/15/32 (c)	1,500	1,500,000
Port Auth NY & NJ Spl Oblig Rev
3.64%, 6/01/20 (c)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $3,000,000)		3,000,000

Total Investments - 97.8% (cost $441,085,486)		455,774,761
Other assets less liabilities - 2.2%		10,223,889

Net Assets - 100.0%		$465,998,650

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$585	6/01/12	BMA	3.628%	$(84)
Citigroup	2,200	1/25/26	BMA	4.108%	(12,467)
Citigroup	6,000	11/10/26	3.884%	BMA	200,268
JPMorgan Chase	2,400	10/01/07	BMA	3.635%	(78)
JPMorgan Chase	16,700	11/10/11	BMA	3.482%	(82,142)
JPMorgan Chase	4,500	6/15/15	3.777%	BMA	8,213
Merrill Lynch	2,300	7/12/08	BMA	3.815%	5,461
Merrill Lynch	645	2/12/12	BMA	3.548%	(1,826)
Merrill Lynch	3,100	10/01/16	BMA	4.147%	62,144

(a)	Variable rate coupon, rate shown as of July 31, 2007.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA AMBAC AMT BMA CDA CDD ETM FGIC FHA FHLMC FNMA FSA GNMA GO HDC HFA HFC IDA IDR MBIA MFHR MTA PCR RADIAN SFMR SONYMA TFA UDC XLCA	- - - - - - - - - - - - - - - - - - - - - - - - - - - - -

American Capital Access Financial Guaranty Corporation

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Bond Market Association

Community Development Administration

Community Development District

Escrow to Maturity

Financial Guaranty Insurance Company

Federal Housing Administration

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Development Corporation

Housing Finance Authority

Housing Finance Corporation

Industrial Development Authority/Agency

Industrial Development Revenue

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Metropolitan Transportation Authority

Pollution Control Revenue

Radian Group, Inc.

Single Family Mortgage Revenue

State of New York Mortgage Agency

Transitional Finance Authority

Urban Development Corporation

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

California Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.3%
California - 93.9%
Acalanes Union High Sch Dist (Ref-2013 Crossover) FSA Series 05B
5.25%, 8/01/24 (a)	$3,000	$3,233,130
Banning Util Auth Wtr & Enterprise Rev (Ref & Impt Proj) FGIC Series 05
5.25%, 11/01/30	7,265	7,780,670
Bay Area Infrastructure Fin Auth FGIC
5.00%, 8/01/17	10,975	11,605,663
Beaumont Fin Auth AMBAC
5.00%, 9/01/26	2,900	3,015,014
Calfornia State GO (Prerefunded) MBIA Series 02
5.00%, 2/01/32	3,500	3,679,410
California Dept of Wtr Res (Prerefunded) Series 02A
5.375%, 5/01/21	3,000	3,235,050
California Ed Facs Auth (Col of Arts & Crafts) Series 01
5.875%, 6/01/30	2,200	2,288,660
California Ed Facs Auth (University of Pacific)
5.00%, 11/01/21	990	1,015,483
Series 04
5.00%, 11/01/20	1,000	1,025,580
5.25%, 11/01/34	1,000	1,039,590
California HFA SFMR (Mtg Rev) AMT Series 99A-2
5.25%, 8/01/26	1,705	1,711,837

California HFA SFMR (Mtg Rev) FHA AMT Series 95A-2
6.45%, 8/01/25	185	185,000
California Hlth Fac Auth (Lucile Salter Packard Hosp) AMBAC Series 03C
5.00%, 8/15/21	3,365	3,485,332
California Hlth Fac Fin Auth (Cottage Hlth Sys) MBIA Series 03B
5.00%, 11/01/23	2,500	2,583,725
California Infrastructure & Econ Dev Bank (Kaiser Hosp) Series 01A
5.55%, 8/01/31	18,000	18,810,360
California Pollution Control Fin Auth (Pacific Gas & Elec) AMT MBIA Series 96A
5.35%, 12/01/16	15,500	16,364,435
California Pollution Control Fin Auth (So Calif Edison) AMT MBIA Series 99C
5.55%, 9/01/31	7,950	8,250,112
California Pollution Control Fin Auth (Tracy Material Recovery) AMT ACA Series 99A
5.70%, 8/01/14	3,670	3,710,040
California Pub Wks Bd Lease Rev (Coalinga) Series 04A
5.50%, 6/01/22 - 6/01/23	6,790	7,244,681
California Pub Wks Bd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B
5.00%, 11/01/30	1,270	1,307,960
California Pub Wks Bd Lease Rev (Univ of Calif Proj) Series 05C
5.00%, 4/01/23	3,130	3,246,718
California Pub Wks Bd Lease Rev (Various Univ Calif Projs) Series 04F
5.00%, 11/01/26	8,065	8,321,467
California Rural MFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 00B
6.25%, 12/01/31	90	90,216
GNMA/ FNMA Series 00D
6.00%, 12/01/31	350	351,809
GNMA/ FNMA Series 99A
5.40%, 12/01/30	310	313,649
MBIA Series 99A
5.40%, 12/01/30	765	775,152

California State Dept of Wtr Res Pwr Sup Rev (Prerefunded) FGIC Series 02A
5.125%, 5/01/18	10,000	10,675,800
California State GO
5.00%, 8/01/22 - 2/01/32	28,200	29,125,764
MBIA
5.00%, 6/01/18	5,000	5,352,350
MBIA- IBC Series 03
5.25%, 2/01/16	2,050	2,180,462
Series 03
5.25%, 2/01/24	3,500	3,675,945
California State GO (Prerefunded)
5.00%, 2/01/33	6,925	7,378,726
5.125%, 2/01/28 - 6/01/31	5,210	5,549,159
5.25%, 2/01/30 - 4/01/30	1,200	1,275,114
5.30%, 4/01/29	6,395	6,934,930
California State GO (Unrefunded)
5.125%, 6/01/31	20	20,519
5.25%, 2/01/30 - 4/01/30	13,975	14,477,704
5.30%, 4/01/29	5	5,275
California State Univ AMBAC
5.00%, 11/01/19	6,025	6,365,774
FGIC Series 03A
5.00%, 11/01/22	6,000	6,242,340
California Statewide CDA (Daughters of Charity Health) Series 05A
5.25%, 7/01/24	3,225	3,315,171
California Statewide CDA (Drew College Prep) Series 00
7.25%, 10/01/30	7,880	8,600,941
California Statewide CDA (Saint Mark’s Sch) Series 01
6.75%, 6/01/28	2,510	2,600,360
California Statewide CDA (San Diego Space & Science) Series 96
7.50%, 12/01/16	2,410	2,569,542
California Statewide CDA (Wildwood Elem Sch) Series 01
7.00%, 11/01/29	3,915	4,145,515

California Statewide CDA (Windward Sch) Series 99
6.90%, 9/01/23	1,960	1,981,678
California Statewide CDA MFHR (Highland Creek Apts) AMT FNMA Series 01K
5.40%, 4/01/34	5,745	5,880,410
California Statewide CDA MFHR (Santa Paula Vlg Apt) AMT FNMA Series 98D
5.43%, 5/01/28	2,090	2,104,045
California Veterans Hsg AMBAC Series 02A
5.35%, 12/01/27	22,320	23,348,059
Castaic Lake Wtr Agy AMBAC Series 04A
5.00%, 8/01/16 - 8/01/18	4,325	4,563,775
MBIA Series 01A
5.20%, 8/01/30	1,625	1,673,474
Chino Hills CFD (Fairfield Ranch 10) Series 00
6.95%, 9/01/30	5,200	5,496,816
Commerce Joint Pwrs Fin Auth Lease Rev (Comnty Ctr Proj) XLCA Series 04
5.00%, 10/01/34	2,015	2,063,582
Corona CFD (Eagle Glen 97-2) ETM Series 98
5.875%, 9/01/23	6,065	6,214,381
East Palo Alto Pub Fin Auth (University Circle Gateway 101) RADIAN Series 05A
5.00%, 10/01/25	4,390	4,523,807
Eastern Wtr Dist Impt Area A (Morningstar Ranch) Series 02
6.40%, 9/01/32	3,715	3,791,826
El Centro Fin Auth (El Centro Med Ctr) Series 01
5.375%, 3/01/26	18,000	18,580,500
Encinitas Rec Ranch Golf Auth (Encinitas Ranch Golf Course) Series 04
5.50%, 9/01/23 - 9/01/24	1,110	1,108,201
5.60%, 9/01/26	1,000	1,002,260
Fontana CFD 11 Spl Tax (Heritage West End) Series B
6.50%, 9/01/28	8,620	8,999,625
Fontana Pub Fin Auth (No Fontana Redev Proj) AMBAC Series 03A
5.50%, 9/01/32	1,000	1,065,180

Foothill/Eastern Corridor Agy Series 95
Zero Coupon, 1/01/24	10,255	4,872,458
Zero Coupon, 1/01/25	15,000	6,776,400
Fremont Unified Sch Dist (Election 2002) FSA Series 05B
5.00%, 8/01/26	1,745	1,822,094
Fresno Joint Pwrs Lease Rev XLCA Series 04A
5.25%, 10/01/21 - 10/01/24	3,425	3,619,113
5.375%, 10/01/17	1,315	1,421,449
Fullerton Redev Agy RADIAN
5.00%, 4/01/21	2,225	2,298,915
Gilroy Unified Sch Dist FGIC
5.00%, 8/01/27	1,500	1,554,165
Huntington Park Pub Fin Auth FSA Series 04A
5.25%, 9/01/17	1,000	1,094,070
Kaweah Delta Hlth Care Dist MBIA Series 04
5.25%, 8/01/25 - 8/01/26	3,780	3,998,911
La Verne CFD 88-1 Spl Tax Series 98
5.875%, 3/01/14	4,390	4,460,416
Lammersville Sch Dist CFD Spl Tax (Mountain House) Series 02
6.375%, 9/01/32	4,250	4,506,785
Lancaster Redev Agy Tax Alloc Rev (Fire Protn Fac Proj) XLCA Series 04
5.00%, 12/01/23	1,120	1,159,502
Lancaster Redev Agy Tax Alloc Rev (Sheriffs Fac Proj) XLCA Series 04
5.00%, 12/01/23	1,875	1,941,131
Loma Linda Hosp (Loma Linda Univ Med Ctr) Series 05A
5.00%, 12/01/23	2,000	2,020,220
Los Angeles Cnty MTA (Prerefunded) FGIC Series 00A
5.25%, 7/01/30	2,750	2,893,578
Los Angeles Cnty Pub Works Fin Auth (Prerefunded) AMBAC Series 97V-B
5.125%, 12/01/29	3,400	3,450,626

Los Angeles Comnty Redev Agy Series 04L
5.00%, 3/01/17	2,565	2,588,495
5.10%, 3/01/19	1,350	1,357,749
Los Angeles Dept of Wtr & Pwr (Pwr Sys Revs) MBIA Series 01A
5.00%, 7/01/24	1,500	1,530,330
Los Angeles MFHR (Park Plaza West) AMT GNMA
5.50%, 1/20/43	5,000	5,188,750
Los Angeles Unified Sch Dist AMBAC Series B
5.00%, 7/01/19 - 7/01/21	13,685	14,545,155
Manteca Uni Sch Dist (Prerefunded) FSA Series 04
5.25%, 8/01/22	1,390	1,510,110
Marin Wtr Dist Rev AMBAC Series 04
5.25%, 7/01/20	3,040	3,244,653
Murrieta Valley Unified Sch Dist (Election 2002) FSA Series 05B
5.125%, 9/01/29	1,275	1,341,657
Norco Redev Agy Tax Alloc (Norco Redev Proj Area No 1) AMBAC Series 05
5.00%, 3/01/26	1,360	1,404,091
Norco Redev Agy Tax Alloc (Ref Norco Redev Proj No 1) RADIAN Series 04
5.00%, 3/01/24	3,060	3,094,058
Oakland Uni Sch Dist MBIA Series 05
5.00%, 8/01/25	7,455	7,769,005
Ohlone Comnty College Dist FSA Series 05B
5.00%, 8/01/24	1,850	1,936,821
Ontario Assmt Dist (Calif Commerce Ctr So)
7.70%, 9/02/10	3,170	3,214,285
Ontario COP (Wtr Sys Impt Proj) MBIA Series 04
5.25%, 7/01/21	1,700	1,811,299
Orange Cnty CFD 99-1 (Ladera Ranch) (Prerefunded) Series 99A
6.70%, 8/15/29	3,000	3,233,430

Orange Cnty Sr Lien (San Joaquin Hills Transp Corr) MBIA
Zero Coupon, 1/15/36	47,415	11,862,285
Palm Springs COP ETM Series 91B
Zero Coupon, 4/15/21	37,500	20,246,250
Palmdale Wtr Dist Rev COP FGIC Series 04
5.00%, 10/01/24	1,775	1,845,237
Pittsburg Redev Agy (Los Medanos Proj) MBIA Series 03A
5.00%, 8/01/21	6,410	6,672,361
Placentia-Yorba Linda Unified Sch Dist FGIC Series 06
5.00%, 10/01/27	4,200	4,338,978
Port of Oakland AMT FGIC Series 02L
5.375%, 11/01/27	2,500	2,611,675
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) Series 01
6.40%, 9/01/31	8,000	8,330,080
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) ETM Series 01
6.40%, 9/01/31	3,135	3,220,899
Riverside CFD No 89-1 (MTN Cove) (Prerefunded) Series 00
6.50%, 9/01/25	3,390	3,640,860
Riverside Cmnty College Dist (Prerefunded) MBIA Series 04A
5.25%, 8/01/25 - 8/01/26	1,980	2,151,092
Riverside Cnty Pub Fin Auth (Tax Alloc Tax Alloc Rev) (Redev Proj) XLCA Series 04
5.00%, 10/01/35	2,475	2,533,162
Riverside Comnty College Dist MBIA
5.00%, 8/01/25	1,720	1,808,408
Rocklin Unified Sch Dist Comnty Fac District MBIA Series 04
5.00%, 9/01/25	1,000	1,035,970

Roseville CFD (No 1 Central Roseville Highland Park) Series 99-A
5.80%, 9/01/17	6,650	6,859,608
Roseville High Sch Dist Series 01E
5.25%, 8/01/26	2,435	2,549,664
Sacramento CFD 97-01B (N Natomas Drain) (Prerefunded) Series 00B
7.25%, 9/01/30	5,375	5,852,622
Sacramento City Unified Sch Dist FSA Series 04D
5.25%, 7/01/21 - 7/01/23	8,525	9,010,868
Sacramento Cnty Hsg Auth MFHR (Cottage Estates) AMT FNMA Series 00B
6.00%, 2/01/33	5,300	5,531,822
Sacramento Cnty Hsg Auth MFHR (Verandas Apts) AMT FNMA Series 00H
5.70%, 3/01/34	2,875	2,961,681
Sacramento Muni Util Dist Elec Rev MBIA Series 03S
5.00%, 11/15/17	5,000	5,272,250
MBIA Series 04R-289-2
5.00%, 8/15/17	10,000	10,525,700
San Bernardino Cnty CFD 2002-1 (Kaiser Commerce Cntr) Series 02-1
5.90%, 9/01/33	4,750	4,984,697
San Bernardino SFMR (Mtg Rev) AMT GNMA/ FNMA Series 01-A1
6.35%, 7/01/34 (b)	560	563,808
San Diego Cnty COP Series 04A
5.50%, 9/01/44	5,000	5,210,750
San Diego HFA MFHR (Rental Rev) AMT GNMA/ FNMA Series 98C
5.25%, 1/20/40	6,105	6,162,509
San Diego Hsg Auth MFHR (Vista La Rosa Apt) AMT GNMA Series 00A
6.00%, 7/20/41	10,230	10,691,884
San Diego Unified Sch Dist (Election of 1998) MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	2,240	2,356,489
San Francisco City & Cnty Int’l Airport AMT FSA Series 00A
6.125%, 1/01/27	1,480	1,520,537

San Francisco Univ Funding, Inc. ACA Series 99
5.25%, 7/01/32	16,650	17,292,357
San Joaquin Hills Transp Corridor Agy ETM Series 93
Zero Coupon, 1/01/20	20,000	11,487,400
Zero Coupon, 1/01/21	20,000	10,900,000
Zero Coupon, 1/01/23	25,000	12,298,000
San Jose Redev Agy Tax Alloc Rev MBIA Series 04A
5.25%, 8/01/19	5,000	5,352,850
San Marcos Pub Facs Auth Tax Alloc Rev (Proj Areas No 1 & 3) AMBAC Series 05A
5.00%, 8/01/25	5,715	5,980,462
San Mateo Cnty Comnty College Dist COP (Prerefunded) MBIA Series 04
5.25%, 10/01/20	2,870	3,122,990
Santa Margarita Wtr Fac Dist (Talega) Series 99
6.25%, 9/01/29	11,550	12,088,576
Semitropic Impt Dist Wtr Storage XLCA Series 04A
5.50%, 12/01/23	1,640	1,774,250
South Gate Pub Fin Auth (South Gate Redev Proj No 1) XLCA Series 02
5.125%, 9/01/24	1,800	1,878,570
Tejon Ranch Pub Fac Fin Auth CFD 1 (Tejon Industrial Complex) Series 00A
7.20%, 9/01/30	9,900	10,199,673
Tejon Ranch Pub Fac Fin Auth CFD 2000-1 Series 03
6.125%, 9/01/27	1,000	1,011,800
6.20%, 9/01/33	2,375	2,399,961
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 05B
5.00%, 6/01/24	2,900	3,010,142
Univ of California
5.00%, 5/15/21	5,525	5,814,178
FSA Series 05B
5.00%, 5/15/24	3,600	3,746,664
Univ of California (Prerefunded) FGIC Series 01M
5.125%, 9/01/30	12,270	12,747,426
West Contra Costa Hlthcare Dist COP AMBAC Series 04
5.375%, 7/01/21 - 7/01/24	4,720	4,960,620

West Kern Cnty Wtr Rev (Prerefunded) Series 01
5.625%, 6/01/31	3,000	3,177,270
Westminster Redev Agy MFHR (Rose Garden Apt) AMT Series 93A
6.75%, 8/01/24	4,300	4,319,952
Yorba Linda Rec Rev (Black Gold Golf Course Proj) (Prerefunded) Series 00
7.50%, 10/01/30	5,680	5,934,748

		719,069,509

Puerto Rico - 3.4%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	3,000	3,179,370
Series 01A
5.50%, 7/01/19	1,880	2,060,894
Series 03A
5.25%, 7/01/23	800	836,720
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	524,610
Puerto Rico Convention Ctr AMBAC
5.00%, 7/01/17	10,730	11,444,403
Univ of Puerto Rico
5.00%, 6/01/18	4,930	5,144,159
Series 06Q
5.00%, 6/01/19	2,490	2,588,928

		25,779,084

Total Long-Term Municipal Bonds (cost $699,121,421)		744,848,593

Short-Term Municipal Notes - 0.5%
California - 0.5%
California Pollution Control Fin Auth
3.62%, 11/01/26 (c)	500	500,000
California State (Daily Kindergarten Univ) Series B-1
3.61%, 5/01/34 (c)	1,000	1,000,000
California State Dept of Wtr Resources Pwr Sup Rev Series B4
3.60%, 5/01/22 (c)	2,500	2,500,000

		4,000,000

Illinois - 0.0%
Illinois Dev Fin Auth PCR (Illinois Pwr Proj) AMBAC Series 01
3.39%, 11/01/28 (b)	100	100,000

Total Short-Term Municipal Notes (cost $4,100,000)		4,100,000

Total Investments - 97.8% (cost $703,221,421)		748,948,593
Other assets less liabilities - 2.2%		16,793,141

Net Assets - 100.0%		$765,741,734

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$975	6/01/12	BMA	3.628%	$(140)
Citigroup	5,600	1/25/26	BMA	4.108%	(31,735)
Citigroup	10,000	11/10/26	3.884%	BMA	333,780
JPMorgan Chase	4,100	10/01/07	BMA	3.635%	(133)
JPMorgan Chase	27,900	11/10/11	BMA	3.482%	(137,231)
Merrill Lynch	3,900	7/12/08	BMA	3.815%	9,260
Merrill Lynch	1,075	2/12/12	BMA	3.548%	(3,043)
Merrill Lynch	2,800	10/01/16	BMA	4.147%	56,130
Merrill Lynch	13,800	7/30/26	4.090%	BMA	99,978
Merrill Lynch	10,200	8/09/26	4.063%	BMA	115,258
Merrill Lynch	13,400	11/15/26	4.377%	BMA	(347,855)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of July 31, 2007.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA	-	American Capital Access Financial Guaranty Corporation
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IBC	-	International Bancshares Corporation
MBIA	-	Municipal Bond Investors Assurance
MFA	-	Mortgage Finanace Authority
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transportation Authority
PCR	-	Pollution Control Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

Insured California Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 106.6%
Long-Term Municipal Bonds - 96.3%
California - 93.3%
Acalanes Union High Sch Dist (Ref-2013 Crossover) FSA Series 05B
5.25%, 8/01/24	$2,000	$2,155,420
Bakerfield Wastewtr Rev FSA
5.00%, 9/15/22 (a)	5,000	5,284,450
Banning Util Auth Wtr & Enterprise Rev (Ref & Impt Proj) FGIC Series 05
5.25%, 11/01/30	1,140	1,220,917
Bay Area Infrastructure Fin Auth FGIC
5.00%, 8/01/17	6,000	6,280,260
Beaumont Fin Auth AMBAC
5.00%, 9/01/26	405	421,062
Butte-Glenn Comnty College Dist (Election 2002) MBIA Series 05B
5.00%, 8/01/25	3,620	3,784,891
California HFA MFHR (Mtg Rev) AMBAC Series 95A
6.25%, 2/01/37	1,235	1,241,089
California Pub Wks Bd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B
5.00%, 11/01/30	3,000	3,089,670
Capistrano Unified Sch Dist FGIC Series 00A
6.00%, 8/01/24	1,550	1,660,407
FSA Series 01B
Zero Coupon, 8/01/25	8,000	3,461,600
Chino Redev Agy Spl Tax ETM AMBAC Series 01B
5.25%, 9/01/30	5,325	5,572,400

Coachella Valley Unified Sch Dist AMBAC
5.00%, 9/01/23	2,500	2,605,475
East Palo Alto Pub Fin Auth (University Circle Gateway 101) RADIAN Series 05A
5.00%, 10/01/25	680	700,726
Fontana Pub Fin Auth (No Fontana Redev Proj) AMBAC Series 03A
5.50%, 9/01/32	4,200	4,473,756
Franklin-McKinley Sch Dist (Prerefunded) FSA Series 02B
5.00%, 1/08/27	700	745,038
Fremont Unified Sch Dist (Election 2002) FSA Series B
5.00%, 8/01/27	920	959,385
Fullerton Redev Agy RADIAN
5.00%, 4/01/21	1,025	1,059,051
Golden St Tobacco Securitization Corp. (Prerefunded) RADIAN Series 03
5.50%, 6/01/43	1,400	1,514,926
Jurupa Unified Sch Dist (Election 2001) FGIC Series 04
5.00%, 8/01/22	1,340	1,396,293
Long Beach Fin Auth (Aquarium of the Pacific Proj) AMBAC Series 01
5.25%, 11/01/30	6,500	6,783,660
Los Angeles Dept of Wtr & Pwr (Pwr Sys Revs) MBIA Series 01A
5.00%, 7/01/24	5,900	6,019,298
Murrieta Valley Unified Sch Dist (Election 2002) FSA Series 05B
5.125%, 9/01/29	225	236,763
Norco Redev Agy Tax Alloc (Norco Redev Proj Area No 1) AMBAC Series 05
5.00%, 3/01/26	540	557,507
Orange Cnty COP (Loma Ridge Data Ctr Proj) (Prerefunded) AMBAC
6.00%, 6/01/21	1,000	1,120,980

Perris Union High Sch Dist FGIC Series 05A
5.00%, 9/01/24	800	835,072
Poway Redev Agy (Paguay Proj) ETM AMBAC Series 01
5.375%, 12/15/31	5,995	6,318,130
Rancho Cordova COP (City Hall Fac Acq Proj) (Prerefunded) XLCA Series 05
5.00%, 2/01/24	2,645	2,834,276
Redding Elec Sys Rev MBIA Series 92A
8.812%, 7/01/22 (b)(c)	1,720	2,231,666
Riverside Cnty Pub Fin Auth Tax Alloc Rev (Redev Proj) XLCA Series 04
5.00%, 10/01/23	1,955	2,022,623
Riverside Cnty Redev Agy (Jurupa Valley Proj) AMBAC Series 01
5.125%, 10/01/35	5,000	5,358,050
Riverside Cnty Redev Agy (Jurupa Valley Proj) ETM AMBAC Series 01
5.25%, 10/01/35 (d)	8,000	8,611,120
San Diego Unified Sch Dist (Election of 1998) MBIA Series 04E-1
5.00%, 7/01/23	1,000	1,052,840
Southwestern Comnty College Dist MBIA Series 05
5.00%, 8/01/24	1,000	1,061,170
Stockton Pub Fin Auth RADIAN Series 06A
5.00%, 9/01/17 - 9/01/21	5,060	5,275,514
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 05B
5.00%, 6/01/24	465	482,661
Univ of California FSA Series 05B
5.00%, 5/15/24	1,400	1,457,036

		99,885,182

Nevada - 3.0%
Henderson Loc Impt Dist FSA Series A
5.00%, 3/01/22 (a)	3,065	3,215,829

Total Long-Term Municipal Bonds (cost $98,734,157)		103,101,011

Short-Term Municipal Notes - 10.3%
California - 10.3%
California Infra (Asian Art Museum Fndtn) MBIA Series 05
3.61%, 6/01/34 (e)(f)	2,500	2,500,000
California Infrastructure & Econ Dev Bank (Rand Corp) AMBAC Series B
3.61%, 4/01/42 (e)(f)	3,000	3,000,000
Irvine Cap Impt Auth FSA
3.58%, 9/02/32 (e)(f)	2,400	2,400,000
Los Angeles Wastewtr - FRN XLCA
3.53%, 6/01/28 (e)(f)	3,100	3,100,000

Total Short-Term Municipal Notes (cost $11,000,000)		11,000,000

Total Investments - 106.6% (cost $109,734,157)		114,101,011
Other assets less liabilities - (6.6)%		(7,052,133)

Net Assets - 100.0%		$107,048,878

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$145	6/01/12	BMA	3.628%	$(21)
Citigroup	900	1/25/26	BMA	4.108%	(5,100)
Citigroup	1,500	11/10/26	3.884%	BMA	50,067
JPMorgan Chase	600	10/01/07	BMA	3.635%	(19)
JPMorgan Chase	4,200	11/10/11	BMA	3.482%	(20,658)
Merrill Lynch	600	7/12/08	BMA	3.815%	1,425
Merrill Lynch	160	2/12/12	BMA	3.548%	(453)
Merrill Lynch	3,100	10/21/16	BMA	4.128%	56,848
Merrill Lynch	700	7/30/26	4.090%	BMA	5,071
Merrill Lynch	1,600	11/15/26	4.377%	BMA	(41,535)

(a)	When-Issued security.

(b)	Variable rate coupon, rate shown as of July 31, 2007.

(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e)	Position, or a portion thereof, has been segregated to collateralize when issued securities.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC	-	American Bond Assurance Corporation
BMA	-	Bond Market Association
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
HFA	-	Housing Finance Authority
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

Insured National Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.6%
Alabama - 0.8%
Jefferson Cnty Wtr & Swr Rev (Prerefunded) FGIC Series 02B
5.00%, 2/01/41	$1,000	$1,050,521

California - 7.1%
California State GO FSA Series 03
5.00%, 2/01/29	1,445	1,489,636
California State GO (Prerefunded)
5.125%, 2/01/28	1,500	1,608,975
AMBAC
5.00%, 4/01/27	1,035	1,089,803
California State GO (Unrefunded) AMBAC
5.00%, 4/01/27	1,965	2,021,514
Golden St Tobacco Securitization Corp. (Prerefunded) XLCA Series 03B
5.50%, 6/01/33	2,000	2,164,180
San Bernardino Cnty Redev ETM (Ontario Proj #1) MBIA Series 93
5.80%, 8/01/23	1,000	1,118,350

		9,492,458

Colorado - 7.6%
Midcities Metropolitan Dist No 2 RADIAN
5.125%, 12/01/21	1,000	1,037,850
Northwest Parkway Toll Rev FSA Series 01C
5.80%, 6/15/25 (a)	9,000	8,178,300
SBC Metropolitan Dist. ACA Series 05
5.00%, 12/01/29	1,000	1,004,670

		10,220,820

Florida - 2.2%
Volusia Cnty Hlth Fac (John Knox Village) RADIAN Series 96A
6.00%, 6/01/17	3,000	3,035,160

Illinois - 7.5%
Chicago Airport Rev (O’Hare Int’l Arpt) XLCA Series 03B-1
5.25%, 1/01/34	1,700	1,772,182
Chicago Stadium Rev (Soldier Field) AMBAC Series 01
5.50%, 6/15/30 (a)	7,000	6,530,720
Metropolitan Pier & Expo Auth (McCormick Place) MBIA Series 02A
5.25%, 6/15/42	1,750	1,822,415

		10,125,317

Louisiana - 3.2%
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A
5.25%, 7/15/16 - 7/15/17	815	861,503
Lafayette LA (Communications Sys Rev) XLCA
5.25%, 11/01/23	1,550	1,660,252
New Orleans GO MBIA Series 05
5.00%, 12/01/29	570	587,180
5.25%, 12/01/21	1,135	1,202,396

		4,311,331

Massachusetts - 5.8%
Massachusetts Hlth & Ed Fac Hosp Rev (Berkshire Hlth Sys) RADIAN Series 01E
5.70%, 10/01/25	5,800	6,172,824
Massachusetts Hlth & Ed Fac Hosp Rev (Cape Cod Hlthcare) RADIAN Series 01C
5.25%, 11/15/31	1,600	1,657,488

		7,830,312

Michigan - 8.5%
Detroit Wtr Supply Sys (Prerefunded) FGIC Series 01B
5.50%, 7/01/33	1,450	1,549,630
Kalamazoo Hosp Fin Auth Rev (Borgess Med Ctr) ETM FGIC Series 94A
6.42%, 6/01/11 (b)	5,140	5,195,306

Michigan (Trunk Line Fund) (Prerefunded) FSA Series 01A
5.25%, 11/01/30	1,000	1,054,280
Michigan Mun Bond Auth Rev (Sch Dist City of Detroit) FSA Series 05
5.00%, 6/01/20	1,500	1,565,025
Pontiac Tax Increment ACA Series 02
5.625%, 6/01/22	700	730,450
Royal Oak Hosp Fin Auth Rev (William Beaumont Hosp) MBIA Series 01M
5.25%, 11/15/35	1,300	1,333,943

		11,428,634

Minnesota - 4.8%
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr) RADIAN Series 99A
6.125%, 1/01/29	6,095	6,422,606

Missouri - 0.1%
Riverside IDA (Riverside Horizons Proj) ACA Series 07A
5.00%, 5/01/27	120	121,004

Nevada - 1.6%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A
5.125%, 9/01/29	2,100	2,143,302

New Hampshire - 1.8%
New Hampshire Hosp Rev (Mary Hitchcock Hosp) FSA Series 02
5.50%, 8/01/27	2,250	2,395,147

New Jersey - 3.3%
Morris-Union Jointure COP RADIAN Series 04
5.00%, 5/01/27	1,700	1,734,884
New Jersey Ed Facs Auth Rev (Higher Ed Cap Impt) (Prerefunded) AMBAC Series 02A
5.125%, 9/01/22	2,500	2,645,675

		4,380,559

New York - 7.0%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA Series 04
5.75%, 5/01/26	1,300	1,422,785

Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded) FSA Series 99
5.75%, 8/01/29	7,600	8,041,180

		9,463,965

North Carolina - 0.8%
North Carolina Eastern Municipal Pwr Agy Pwr Sys Rev AMBAC Series 05A
5.25%, 1/01/20	1,000	1,070,790

Ohio - 9.9%
Cleveland OH Pub Pwr Sys Rev FGIC Series 06A
5.00%, 11/15/18	500	531,645
County of Hamilton (Prerefunded) AMBAC Series B
5.25%, 12/01/32	5,660	5,919,398
County of Hamilton (Unrefunded) AMBAC Series B
5.25%, 12/01/32	1,440	1,491,854
Summit Cnty GO (Prerefunded) FGIC Series 00
6.00%, 12/01/21	5,000	5,389,500

		13,332,397

Pennsylvania - 9.6%
Allegheny Cnty Hgr Ed Rev (Carnegie Mellon Univ) Series 02
5.50%, 3/01/28	5,665	5,985,526
Pennsylvania Turnpike Transp Rev (Prerefunded) AMBAC Series 01
5.25%, 7/15/41	6,500	6,898,580

		12,884,106

Puerto Rico - 5.5%
Puerto Rico Elec Pwr Auth XLCA Series 02-1
5.25%, 7/01/22 (c)	6,935	7,445,485

Rhode Island - 4.4%
Rhode Island Eco Dev Auth (Providence Place Mall Proj) ASSET GTY Series 00
6.125%, 7/01/20	5,500	5,983,010

South Carolina - 2.2%
Dorchester Cnty Sch Dist No 2
ASSURED GTY
5.00%, 12/01/29	400	412,612
Newberry Investing In Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05
5.00%, 12/01/27	2,335	2,402,131

Series 05
5.00%, 12/01/30	115	116,085

		2,930,828

Texas - 3.2%
Guadalupe-Blanco Riv Auth & Surp (Contract & Sub Wtr Res) MBIA Series 04A
5.00%, 8/15/24	455	466,785
North Texas Hlth Facs (United Regl Health Care Sys) FSA
5.00%, 9/01/24	180	186,777
San Antonio GO Series 02
5.00%, 2/01/23	1,485	1,525,852
Texas Turnpike Auth AMBAC Series 02A
5.50%, 8/15/39	2,000	2,119,620

		4,299,034

Washington - 0.7%
Tacoma Solid Waste Util Rev XLCA Series 06
5.00%, 12/01/18	865	909,712

West Virginia - 2.0%
Fairmont Higher Ed (Fairmont St Coll) FGIC Series 02A
5.375%, 6/01/27	2,500	2,651,950

Total Investments - 99.6% (cost $126,705,409)		133,928,448
Other assets less liabilities - 0.4%		583,983

Net Assets - 100.0%		$134,512,431

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$175	6/01/12	BMA	3.628%	$(25)
Citigroup	1,800	11/10/26	3.884%	BMA	60,080
JPMorgan Chase	800	10/01/07	BMA	3.635%	(26)
JPMorgan Chase	5,000	11/10/11	BMA	3.482%	(24,593)
Merrill Lynch	700	7/12/08	BMA	3.815%	1,662
Merrill Lynch	195	2/12/12	BMA	3.548%	(552)
Merrill Lynch	$1,000	10/21/16	BMA	4.128%	$18,338
Merrill Lynch	2,500	7/30/26	4.090%	BMA	18,112
Merrill Lynch	2,500	11/15/26	4.377%	BMA	(64,898)

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:

ACA AMBAC ASSET GTY ASSURED GTY BMA COP ETM FGIC FSA GO IDA MBIA RADIAN XLCA	- - - - - - - - - - - - - -

American Capital Access Financial Guaranty Corporation

American Bond Assurance Corporation

Asset Guaranty Insurance Company

Assured Guaranty

Bond Market Association

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

General Obligation

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Radian Group, Inc.

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

National Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.7%
Long-Term Municipal Bonds - 95.5%
Alabama - 1.5%
Jefferson Cnty Ltd Oblig Sch Warrants Series 04A
5.25%, 1/01/18 - 1/01/23	$3,900	$4,096,467
Montgomery Spl Care Facs Fin Auth (Baptist Health) (Prerefunded) Series 04C
5.25%, 11/15/29	2,190	2,358,477

		6,454,944

Alaska - 0.5%
Anchorage Waste Wtr Rev MBIA Series 04
5.125%, 5/01/29	2,075	2,220,540

Arizona - 2.9%
Arizona Hlth Facs Auth (Phoenix Children’s Hospital)
4.61%, 2/01/42 (a)	2,600	2,639,858
Estrella Mtn Ranch CFD (Desert Village)
7.375%, 7/01/27	2,694	2,939,262
Phoenix Civic Impt Corp Waste Wtr Sys Rev MBIA Series 04
5.00%, 7/01/23	1,750	1,825,687
Pima Cnty IDA (Horizon Cmnty Learning Center) Series 05
5.125%, 6/01/20	3,310	3,295,899
Queen Creek Impr Dist No 1
5.00%, 1/01/26	1,300	1,302,223
Sundance CFD Series 02
7.75%, 7/01/22	650	699,719

		12,702,648

California - 3.4%
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded) Series 02A
5.375%, 5/01/22	2,000	2,156,700

California State GO (Prerefunded)
5.125%, 2/01/28	1,000	1,072,650
5.25%, 4/01/30	810	860,763
AMBAC
5.00%, 4/01/27	910	958,184
California State GO (Unrefunded)
5.25%, 4/01/30	15	15,557
AMBAC
5.00%, 4/01/27	1,740	1,790,042
Chula Vista IDR (San Diego Gas) Series 96A
5.30%, 7/01/21	4,000	4,199,200
Manteca Unified Sch Dist MBIA Series 01
Zero Coupon, 9/01/31	11,910	3,747,839

		14,800,935

Colorado - 3.0%
Colorado Ed & Cult Facs Auth (Knowledge Quest Charter Sch) Series 05
6.50%, 5/01/36	500	510,545
Colorado HFA SFMR (Mtg Rev) AMT Series 99A-2
6.45%, 4/01/30	600	607,818
Colorado Hlth Facs Auth (Evangelical Lutheran)
5.25%, 6/01/19	1,500	1,556,760
Colorado Hlth Facs Auth (Parkview Med Ctr) Series 04
5.00%, 9/01/25	1,690	1,701,374
Midcities Metropolitan Dist No 2 RADIAN
5.125%, 12/01/21	2,000	2,075,700
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax) Series 05
5.50%, 12/01/30	1,900	1,968,001
PV Wtr & San Met Dist Cap Appreciation Series 06
Zero Coupon, 12/15/17	4,040	2,196,790
Todd Creek Farms Metro Dist No 1
6.125%, 12/01/22	1,210	1,225,887
Todd Creek Farms Metro Dist No 1 Wtr Rev (Ref & Impt) Series 04
6.125%, 12/01/19	820	853,399
Vista Ridge Metro Dist. RADIAN
5.00%, 12/01/26	500	510,055

		13,206,329

Connecticut - 0.2%
Connecticut Hlth & Ed Facs Auth Rev (Griffin Hosp) RADIAN Series 05B
5.00%, 7/01/23	750	770,677

District Of Columbia - 0.2%
District of Columbia Rev ACA
5.00%, 6/01/26	1,000	997,510

Florida - 11.7%
Beacon Tradeport CDD Series 02B
7.25%, 5/01/33	150	158,964
Bonnet Creek Resort CDD Series 02
7.25%, 5/01/18	2,000	2,150,120
Clay Cnty CDD (Crossings at Fleming Island) Series 00C
7.05%, 5/01/15	1,650	1,730,933
Collier Cnty IDR (Southern State Util) AMT Series 96
6.50%, 10/01/25	705	712,790
Gateway CDD (Sun City Center) Series 03B
5.50%, 5/01/10	375	371,914
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit) MBIA Series 05
5.00%, 5/01/22 - 5/01/23	1,800	1,876,529
Jacksonville Elec Auth (Prerefunded) Series 02A
5.50%, 10/01/41	3,750	3,760,575
Jacksonville Hosp Rev (Mayo Clinic) Series 01C
5.50%, 11/15/36	6,750	7,174,035
Lee Cnty CFD (Herons Glen) (Prerefunded) Series 99
6.00%, 5/01/29	6,090	6,370,688
Lee Cnty HFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 00A-1
7.20%, 3/01/33	85	85,307

Manatee Cnty CDD Series 00A
7.15%, 5/01/31	1,785	1,903,774
Marshall Creek CDD Series 02A
6.625%, 5/01/32	1,670	1,800,861
Miami Beach Hlth Facs Auth Rev (Mt Sinai Med Ctr) Series 01A
6.80%, 11/15/31	3,500	3,797,780
Miromar Lakes CDD Series 00A
7.25%, 5/01/12	3,725	3,863,049
Orange Cnty HFA MFHR(Seminole Pt Proj) AMT Series 99L
5.80%, 6/01/32	5,000	5,106,000
Orlando Assess Dist (Conroy Rd Proj) Series 98A
5.80%, 5/01/26	3,250	3,291,535
Pasco Cnty HFA MFHR (Pasco Woods Apts) AMT Series 99A
5.90%, 8/01/39	3,690	3,788,117
Pier Park CDD Series 02-1
7.15%, 5/01/34	3,245	3,482,209
Preserve at Wildnerness Lake CDD Series 02B
6.20%, 11/01/08	30	30,138

		51,455,318

Illinois - 4.2%
Chicago Airport Rev (O’Hare Int’l Arpt) XLCA Series 03B-1
5.25%, 1/01/34	3,400	3,544,364
Chicago HFA SFMR (Mtg Rev) GNMA/ FNMA/ FHLMC Series 99C
7.05%, 10/01/30	80	81,145
Chicago HFA SFMR (Mtg Rev) AMT GNMA/ FNMA/ FHLMC Series 98A
6.45%, 9/01/29	260	262,556
GNMA/ FNMA/ FHLMC Series 98C-1
6.30%, 9/01/29	205	211,214
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	295	306,667
Chicago IL Increment Allocation
7.46%, 2/15/26	1,770	1,876,448
Chicago Spec Assess (Lake Shore East) Series 03
6.75%, 12/01/32	3,500	3,748,395

Gilberts Special Service Area No 15 Spl Tax (Gilberts Town Ctr Proj) Series 03
6.00%, 3/01/28	2,430	2,449,221
Hampshire IL Spl Svc Area 14
5.80%, 3/01/26	1,595	1,603,677
Illinois Fin Auth Rev (Illinois Inst of Technology) Series 06A
5.00%, 4/01/31	750	749,947
Manhattan (No 04-1 Brookstone Springs Proj) Series 05
5.875%, 3/01/28	1,685	1,718,902
Metropolitan Pier & Expo Auth (McCormick Place) MBIA Series 02A
5.25%, 6/15/42	1,750	1,822,415

		18,374,951

Indiana - 0.7%
Hendricks Cnty Bldg Fac Corp.
5.50%, 7/15/23	1,165	1,251,781
Indiana Dev Fin Auth (Inland Steel) Series 97
5.75%, 10/01/11	1,825	1,853,123

		3,104,904

Iowa - 0.0%
Coralville Urban Rev Tax Incr Series 07C
5.00%, 6/01/18	140	143,377

Kansas - 0.2%
Lenexa KS Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	870	876,551

Louisiana - 4.1%
De Soto Parish PCR (Int’l Paper Co) Series 02a
5.00%, 10/01/12	2,200	2,228,798
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A
5.25%, 7/15/16 - 7/15/17	2,475	2,616,200
Lafayette LA (Communications Sys Rev) XLCA
5.25%, 11/01/23	950	1,017,573
Lafayette LA Communications (Communications Sys Rev) XLCA
5.25%, 11/01/20 - 11/01/21	4,050	4,355,911

Louisiana Airport Fac (Cargo ACQ Grp) AMT Series 02
6.65%, 1/01/25	925	973,387
New Orleans GO MBIA Series 05
5.00%, 12/01/29	3,420	3,523,079
5.25%, 12/01/21	3,360	3,559,517

		18,274,465

Maryland - 2.6%
Maryland CDA SFMR (Mtg Rev) AMT Series 00A
6.10%, 7/01/38	6,285	6,435,589
Maryland IDR (Med Waste Assoc) AMT Series 89
8.75%, 11/15/10 (b)(c)	1,225	1,009,718
Tax Exempt Muni Infrastructure Series 04A
3.80%, 5/01/08 (d)	3,951	3,932,193

		11,377,500

Massachusetts - 4.4%
Massachusetts Dev Fin Agy Hlth Fac (Seven Hills Fdn) RADIAN Series 99
5.15%, 9/01/28	6,035	6,126,128
Massachusetts Port Auth AMT Series 99D
6.00%, 7/01/29	7,500	7,823,100
Massachusetts State GO (Prerefunded) Series 02C
5.25%, 11/01/30	5,000	5,312,150

		19,261,378

Michigan - 4.2%
Detroit Tax Increment (Diamler/Chrysler Assembly Plant) Series 98A
5.50%, 5/01/21	525	524,800
Kent Hosp Fin Auth (Metropolitan Hospital Proj) Series 05A
5.75%, 7/01/25	710	742,994
Michigan HDA MFHR (Rental Rev) AMT AMBAC Series 97A
6.10%, 10/01/33	1,000	1,017,090
Michigan Hosp Fin Auth (Sparrow Med Ctr) (Prerefunded) Series 01
5.625%, 11/15/36	2,650	2,856,462

Michigan Hosp Fin Auth (Trinity Health) Series 00A
6.00%, 12/01/27	4,515	4,803,960
Plymouth Ed Ctr Charter Sch Public Sch Academy Rev Series 05
5.375%, 11/01/30	2,000	2,007,080
Saginaw Hosp Fin Auth (Covenant Med Ctr) Series 00F
6.50%, 7/01/30	6,125	6,535,191

		18,487,577

Minnesota - 1.9%
Minneapolis & St. Paul Airport Rev AMT FGIC Series 00B
6.00%, 1/01/21	3,520	3,680,688
Shakopee Hlth Care Facs (St Francis Regl Med Center) Series 04
5.10%, 9/01/25	2,700	2,746,386
St. Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj) Series 05
6.00%, 11/15/25	500	541,065
Western Minnesota Municipal Pwr Agy FSA
5.00%, 1/01/17	1,400	1,497,510

		8,465,649

Missouri - 0.8%
Kansas City Airport Fac Rev (Cargo ACQ Grp) Series 02
6.25%, 1/01/30	1,975	2,080,208
Missouri Dev Fin Brd Infrastructure Fac Rev (Crackerneck Creek Project) Series 05C
5.00%, 3/01/26	1,000	1,012,250
Riverside IDA (Riverside Horizons Proj) ACA Series 07A
5.00%, 5/01/27	370	373,097

		3,465,555

Nevada - 0.6%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A
5.125%, 9/01/29	2,700	2,755,674

New Hampshire - 1.3%
New Hampshire Bus Fin Auth PCR (Public Service Co) AMT Series 93E
6.00%, 5/01/21	4,000	4,128,280
New Hampshire Hlth & Ed Facs (Covenant Hlth) Series 04
5.375%, 7/01/24	1,680	1,744,176

		5,872,456

New Jersey - 4.6%
Morris-Union Jointure COP RADIAN Series 04
5.00%, 5/01/27	5,175	5,281,191
New Jersey Eco Dev Auth (Sch Facs Constr) Series 05
5.25%, 3/01/25	6,200	6,573,116
New Jersey St Ed Facs Auth (Prerefunded) AMBAC Series 02A
5.25%, 9/01/21	8,005	8,517,160

		20,371,467

New Mexico - 2.0%
Clayton N Mex Jail Proj Rev CIFG
5.00%, 11/01/25 - 11/01/27	8,475	8,716,031

New York - 5.7%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA Series 04
5.75%, 5/01/25 - 5/01/26	3,800	4,160,934
New York City Ed Fac (Lycee Francais) ACA Series 02C
6.80%, 6/01/28	2,500	2,654,925
New York City GO Series 03
5.75%, 3/01/15	2,350	2,556,142
Series 03A
5.50%, 8/01/21	5,000	5,365,950
Series 04G
5.00%, 12/01/23	895	928,276
New York City GO (Prerefunded)
5.75%, 3/01/17	1,480	1,619,120
New York City GO (Unrefunded)
5.75%, 3/01/17	420	455,750
New York City TFA Series 05A-2
5.00%, 11/01/17	5,000	5,311,800

New York Liberty Dev Corp Rev (National Sports Museum Proj)
6.125%, 2/15/19	850	877,634
New York State HFA (Eco Dev & Hsg) FGIC Series 05A
5.00%, 9/15/25	1,200	1,251,636

		25,182,167

North Dakota - 0.3%
Ward Cnty ND Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/18 - 7/01/20	1,380	1,405,966

Ohio - 4.3%
Cleveland Cuyahoga Port Auth Series 01
7.35%, 12/01/31	5,400	5,755,104
Cleveland OH Pub Pwr Sys Rev FGIC Series 06A
5.00%, 11/15/18	2,335	2,482,782
Franklin Cnty (OCLC Online Computer Library Ctr) Series 98A
5.20%, 10/01/20	1,200	1,226,748
Toledo Lucas Cnty Port Auth Rev (Crocker Park Proj) Series 03
5.375%, 12/01/35	1,500	1,552,275
Toledo Lucas Cnty Port Auth Rev (CSX Transportation) Series 92
6.45%, 12/15/21	6,730	7,788,831

		18,805,740

Oregon - 1.2%
Forest Grove Rev (Ref & Campus Impt Pacific Proj A) RADIAN Series 05A
5.00%, 5/01/28	2,995	3,068,168
Oregon Hsg Dev Agy SFMR (Mtg Rev) AMT Series 02B
5.45%, 7/01/32	2,375	2,414,852

		5,483,020

Pennsylvania - 4.2%
Allegheny Cnty PA Hosp (West Pennsylvania Hlth Sys)
5.00%, 11/15/17	2,900	2,833,706
Ephrata Area Sch Dist (Prerefunded) FGIC Series 05
5.00%, 3/01/22	2,565	2,736,368

Harrisburg Airport Auth (Susquehanna Arpt Proj) AMT Series 99
5.50%, 1/01/24	500	491,495
Montgomery Cnty Hosp Rev (Abington Mem Hosp) Series 02A
5.125%, 6/01/32	2,000	2,011,360
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comm)
6.00%, 2/01/21	1,210	1,263,349
Pennsylvania Hgr Ed Hosp Rev (UPMC Health Sys) Series 01A
6.00%, 1/15/31	3,845	4,079,276
Philadelphia Auth IDR (Leadership Learning Partners) Series 05A
5.25%, 7/01/24	1,030	1,029,495
South Central Gen Auth (Wellspan Health) MBIA Series 01
5.25%, 5/15/31	685	724,353
South Central Hosp Rev (Wellspan Hlth) (Prerefunded) MBIA Series 01
5.25%, 5/15/31 (e)	3,115	3,299,595

		18,468,997

Puerto Rico - 2.0%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	1,100	1,165,769
Series 01A
5.50%, 7/01/19	500	548,110
Series 03A
5.25%, 7/01/23	500	522,950
Series 04A
5.25%, 7/01/19	1,920	2,027,981
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	524,610
Univ of Puerto Rico Series 06Q
5.00%, 6/01/19 - 6/01/20	3,730	3,875,240

		8,664,660

South Carolina - 2.3%
Dorchester Cnty Sch Dist No 2 (No 002 Installment Pur Rev) Series 06
5.00%, 12/01/30	1,500	1,532,430

Newberry Investing In Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05
5.00%, 12/01/27	3,890	4,001,838
Series 05
5.00%, 12/01/30	335	338,159
Scago Edl Facs Corp For Sch RADIAN
5.00%, 12/01/21	4,300	4,432,268

		10,304,695

Tennessee - 0.7%
Johnson City Hlth & Ed Facs Hosp Rev (First Mtg - MTN Sts Hlth) Series 06A
5.50%, 7/01/31	1,360	1,410,334
Sullivan Cnty Hlth Ed
5.00%, 9/01/22	1,265	1,258,333
Sullivan Cnty Tenn Hlth Ed (Wellmont Health Sys Proj)
5.25%, 9/01/26	275	277,558

		2,946,225

Texas - 12.6%
Bexar Cnty Hlth Fac Dev Corp Rev
5.00%, 7/01/27	325	319,755
Corpus Christi Airport Rev (Corpus Christi Int’l) FSA Series 00B
5.375%, 2/15/30	7,100	7,402,318
Dallas-Fort Worth Airport Rev (Int’l Airport) FGIC Series 01
5.50%, 11/01/35	13,400	13,864,444
Ector Cnty Independent Sch Dist
5.25%, 8/15/27	3,000	3,208,810
Garza Cnty Pub Fac Corp.
5.50%, 10/01/19	535	566,126
Grapevine Airport Rev
6.50%, 1/01/24	995	1,060,969
Guadalupe-Blanco Riv Auth & Surp (Contract & Sub Wtr Res) MBIA Series 04A
5.00%, 8/15/24	1,440	1,477,296
Hidalgo Cnty Hlth Svcs (Mission Hosp Inc Proj) Series 05
5.00%, 8/15/14 - 8/15/19	730	731,512
Houston Airport Rev (Cargo ACQ Grp) AMT Series 02
6.375%, 1/01/23	3,000	3,184,230
Laredo ISD Pub Fac Corp Lease Rev AMBAC Series 04A
5.00%, 8/01/24	1,000	1,022,860

Lubbock (Ctfs Oblig-Tax & Wtrwks Surp) FSA
5.125%, 2/15/24	3,335	3,497,281
North Texas Hlth Facs (United Regl Health Care Sys) FSA
5.00%, 9/01/24	570	591,460
Richardson Hosp Auth Rev (Richardson Regional Med Ctr) FSA Series 04
5.875%, 12/01/24	2,310	2,446,544
San Antonio GO (Unrefunded) Series 02
5.00%, 2/01/22	3,060	3,149,199
Seguin Higher Ed Auth (Texas Lutheran Univ Proj) Series 04
5.25%, 9/01/28	1,000	1,011,740
Texas Turnpike Auth AMBAC Series 02A
5.50%, 8/15/39	7,500	7,948,575
Tyler Hosp Rev (Mother Francis Regl Hlth) Series 01
6.00%, 7/01/31	3,900	4,253,574

		55,736,693

Utah - 0.2%
Spanish Fork City Utah Charter
5.55%, 11/15/21	880	892,540

Virgin Islands - 1.8%
Virgin Islands Pub Fin Auth FSA Series 03
5.00%, 10/01/13 - 10/01/14	2,025	2,157,678
5.25%, 10/01/15 - 10/01/17	5,460	5,896,442

		8,054,120

Virginia - 1.5%
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded) Series 01
5.25%, 7/01/31	1,000	1,060,080
Bell Creek CDD Series 03A
6.75%, 3/01/22	852	850,918
Broad Street CDD (Parking Fac) Series 03
7.50%, 6/01/33	3,000	3,350,280
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded) Series 98B
Zero Coupon, 8/15/15	2,000	1,323,960

		6,585,238

Washington - 2.1%
Energy Northwest Wash Wind AMBAC
5.00%, 7/01/21	6,105	6,386,135
Tacoma Solid Waste Util Rev XLCA Series 06
5.00%, 12/01/18	2,750	2,892,148

		9,278,283

Wisconsin - 1.6%
Milwaukee Airport Rev (Cargo ACQ Corp) AMT Series 02
6.50%, 1/01/25	2,330	2,482,568
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence Proj) FHLB Series 05
5.00%, 7/01/25	1,270	1,274,890
Wisconsin Hlth & Ed Fac Auth Rev (Wheaton Franciscan) MBIA
5.25%, 8/15/20	3,400	3,483,470

		7,240,928

Total Long-Term Municipal Bonds (cost $407,408,737)		421,205,708

Short-Term Municipal Notes - 0.2%
Alaska - 0.2%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03C
3.69%, 7/01/37 (f) (cost $1,000,000)	1,000	1,000,000

Total Investments - 95.7% (cost $408,408,737)		422,205,708
Other assets less liabilities - 4.3%		18,762,581

Net Assets - 100.0%		$440,968,289

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$545	6/01/12	BMA	3.628%	$(78)
Citigroup	5,600	11/10/26	3.884%	BMA	186,917
JPMorgan Chase	2,200	10/01/07	BMA	3.635%	(71)
JPMorgan Chase	15,600	11/10/11	BMA	3.482%	(76,731)
Merrill Lynch	2,200	7/12/08	BMA	3.815%	5,223
Merrill Lynch	3,205	2/12/12	BMA	3.548%	(9,072)

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2007.

(b)	Illiquid security, valued at fair value.

(c)	Security is in default and is non-income producing.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $3,932,193 or 0.01% of net assets.

(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA AMBAC AMT ASSURED GTY BMA CDA CDD CFD CIFG COP FGIC FHLB FHLMC FNMA FSA GNMA GO HDA HFA IDA IDR ISD MBIA MFHR MTN PCR RADIAN SFMR TFA XLCA	- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

American Capital Access Financial Guaranty Corporation

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Assured Guaranty

Bond Market Association

Community Development Administration

Community Development District

Community Facilities District

CIFG Assurance North America, Inc.

Certificate of Participation

Financial Guaranty Insurance Company

Federal Home Loan Bank

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Development Authority

Housing Finance Authority

Industrial Development Authority/Agency

Industrial Development Revenue

Independent School District

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Medium Term Note

Pollution Control Revenue

Radian Group, Inc.

Single Family Mortgage Revenue

Transitional Finance Authority

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 24, 2007